TRADE AND AMOUNTS RECEIVABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
TRADE AND AMOUNTS RECEIVABLE
TRADE AND AMOUNTS RECEIVABLE [Text Block]

4. TRADE AND AMOUNTS RECEIVABLE

The Company's trade and amounts receivable are recorded at amortized cost. The trade and other receivables balance as at June 30, 2023 and December 31, 2022 consists of trade accounts receivable, amounts recoverable from the Government of Canada for Harmonized Sales Taxes ("HST"), as well as Value Added Tax ("VAT") from various jurisdictions, and other receivables.

	June 30, 2023	December 31, 2022
Trade accounts receivable	$3,894	$4,288
Allowance for expected credit losses	(1,346)	(1,385)
HST/VAT receivable	2,126	2,294
Other receivables	180	62
Total	$4,854	$5,259

Changes in the trade accounts receivable allowance in the three and six months ended June 30, 2023 relate to establishing an allowance for expected credit losses and reclassification of assets held for sale. There was $0.1 million in write-offs of trade receivables during the three and six months ended June 30, 2023. The Company has no amounts written-off that are still subject to collection enforcement activity as at June 30, 2023. The Company's aging of trade accounts receivable is as follows:

June 30, 2023
Current	$672
1-30 Days	924
31-60 Days	432
61-90 Days	197
91-180 Days	570
180+ Days	1,099
Total trade receivables	$3,894

5. TRADE AND AMOUNTS RECEIVABLE

The Company's trade and amounts receivable are recorded at amortized cost. The trade and other receivables balance as at December 31, 2022 and December 31, 2021 consists of trade accounts receivable, amounts recoverable from the Government of Canada for Harmonized Sales Taxes ("HST"), as well as Value Added Tax ("VAT") from various jurisdictions, and other receivables.

	December 31, 2022	December 31, 2021
Thousands of United States dollars
Trade accounts receivable	$6,767	$5,565
Allowance for expected credit losses	(2,988)	(1,252)
HST/VAT receivable	2,294	259
Other receivables	778	752
Total	6,851	5,324

Changes in the trade accounts receivable allowance in the year ended December 31, 2022 relate to establishing an allowance for expected credit losses. The Company recorded $0.2 million of write-offs of trade receivables during 2022. The Company has no amounts written-off that are still subject to collection enforcement activity as at December 31, 2022. The Company's aging of trade accounts receivable is as follows:

December 31, 2022
Thousands of United States dollars
Current	$1,398
1-30 Days	1,194
31-60 Days	728
61-90 Days	191
91-180 Days	408
180+ Days	2,848
Total trade receivables	$6,767

A continuity schedule of the allowance for expected credit losses for the years ended December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2021
Thousands of United States dollars
Balance at January 1	$(1,252)	$-
Current period additions for expected credit losses	(2,002)	(1,252)
Write-offs charges against allowance	205	-
Recoveries collected	50	-
Foreign exchange impacts	11	-
Balance at December 31	$(2,988)	$(1,252)